Retirement Benefit Obligations - Schedule of Allocation of Plan Assets (Details) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 886	$ 933	$ 1,051
NAV
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	281	315
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8	78
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	591	534
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6	6	$ 7
Domestic equity funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	42	37
Domestic equity funds | NAV
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	42	37
Domestic equity funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Domestic equity funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Domestic equity funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
International equity funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	69	94
International equity funds | NAV
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	33	46
International equity funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
International equity funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	36	48
International equity funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Domestic fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	104	112
Domestic fixed income funds | NAV
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	104	112
Domestic fixed income funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Domestic fixed income funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Domestic fixed income funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
International fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	606	546
International fixed income funds | NAV
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	86	102
International fixed income funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
International fixed income funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	520	444
International fixed income funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Balanced funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	35	42
Balanced funds | NAV
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Balanced funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Balanced funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	35	42
Balanced funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	30	102
Other | NAV
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	16	18
Other | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8	78
Other | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 6	$ 6